STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses
General and administration (Notes 9 and 10)	$ 159,202	$ 182,578	$ 179,161
Operating loss	(159,202)	(182,578)	(179,161)
Interest income (Note 6)	0	38	10,953
Interest expense (Note 9)	(32,593)	(10,642)	0
Net and Comprehensive Loss	$ (191,795)	$ (193,182)	$ (168,208)
Loss per common share
- Basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding, basic and diluted	861,082,371	861,082,371	861,082,371